Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events that occurred after December 31, 2025 through March 31, 2026, the issuance date of these financial statements.

Additional Closing of Bridge Financing

On February 9, 2026, the Company completed a second closing under the Note Purchase Agreement (see Note 6) and issued a secured convertible promissory note in the principal amount of $275,000 and a warrant to purchase a number of shares of Common Stock equal to $500,000 divided by the lower of (i) the Fixed Price and (ii) the Nasdaq Price for a total purchase price of $250,000.

In connection with such closing, the Company issued a Placement Agent Warrant to Maxim for the purchase of 2,022 shares of Common Stock at an exercise price of $8.16.

Filing of Certificate of Designation

On February 13, 2026, the Company filed a certificate of designation (the “Certificate of Designation”) with the Delaware Secretary of State to establish the rights and preferences of the Series E Convertible Preferred Stock (see Note 8). The following is a summary of the terms of the Series E Convertible Preferred Stock.

●	Number and Stated Value. Pursuant to the Certificate of Designation, the Company designated 45,000 shares of its Preferred Stock as Series E Convertible Preferred Stock. Each share of Series E Convertible Preferred Stock has a stated value of $1,098.90 (the “Stated Value”); provided that upon the occurrence of an Event of Default (as defined in the Certificate of Designation), the Stated Value will automatically increase by ten percent (10%).
●	Ranking. The Series E Convertible Preferred Stock ranks senior to all classes of the Company’s capital stock, including the Common Stock, with respect to preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company. Without the prior express written consent of the holders of at least a majority of the outstanding shares of Series E Convertible Preferred Stock, voting separately as a single class, the Company shall not authorize or issue any additional or other shares of capital stock that is of senior or pari passu rank to the Series E Convertible Preferred Stock in respect of preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.

●	Dividend Rights. Each share of Series E Convertible Preferred Stock shall accrue a rate of return on the Stated Value at a rate of 9% per annum (the “Preferred Return”); provided that following the occurrence of an Event of Default (as defined in the Certificate of Designation), the Preferred Return will increase to 15% per annum until such Event of Default has been cured. The Preferred Return shall accrue on each share of Series E Convertible Preferred Stock from its issuance date, shall compound daily and be payable on a quarterly basis within five (5) trading days following the end of each calendar quarter, either in cash or via the issuance to the applicable holder of an additional number of shares of Series E Convertible Preferred Stock equal to the Preferred Return then accrued and unpaid, divided by the Stated Value, with the election as to payment in cash or via the issuance of additional shares of Series E Convertible Preferred Stock to be determined in the discretion of the Company.

●	Voting Rights. The holders of the Series E Convertible Preferred Stock shall not have any voting rights and shall not vote on any matter submitted to the holders of Common Stock, or any class thereof, for a vote; provided that, the Company shall not amend or repeal the Certificate of Designation without the prior written consent of the holders of at least a majority of the outstanding shares of Series E Convertible Preferred Stock, voting separately as a single class, and any such act or transaction entered into without such vote or consent shall be null and void ab initio, and of no force or effect.

●	Conversion Rights. Each share of Series E Convertible Preferred Stock will be convertible at any time at the option of the holder into a number of shares of Common Stock determined by dividing the Stated Value of the shares being converted by a conversion price equal to the Nasdaq Price; provided that following the occurrence of a Trigger Event (as defined in the Certificate of Designation) or an Event of Default (as defined in the Certificate of Designation), such conversion price shall be equal to the lower of the Nasdaq Price and a price equal to 89% of the lowest daily volume weighted average price of the Common Stock on its principal market during the ten (10) trading day period prior to the conversion date, but in no event lower than a floor price of $1.00 prior to the Initial Listing Date and thereafter 20% of the “Minimum Price” as defined in Nasdaq Rule 5635 (subject to adjustment for stock splits, stock dividends, stock combinations, recapitalizations or other similar events), calculated as of the most recent issuance date. Notwithstanding the foregoing, the Company will not effect any conversion, and a holder will not have the right to convert, shares of Series E Convertible Preferred Stock to the extent that, after giving effect to the conversion, the holder (together with its affiliates) would beneficially own in excess of 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon such conversion.

●	Redemption Rights. At any time after the date that is six (6) months from the applicable issuance date of the Series E Convertible Preferred Stock, the Company may elect, in the sole discretion of its board of directors, to redeem all or any portion of the Series E Convertible Preferred Stock then issued and outstanding from all of the holders by paying to the holders an amount in cash equal to the Series E Preferred Liquidation Amount then applicable to such shares of Series E Convertible Preferred Stock being redeemed multiplied by 120%. In addition, if an Event of Default (as defined in the Certificate of Designation) has occurred, the holders of at least a majority of the outstanding shares of Series E Convertible Preferred Stock may, by notice to the Company, force the Company to redeem all of the issued and outstanding shares of Series E Convertible Preferred Stock for a price equal to (i) the Stated Value of all such shares; plus (ii) any accrued and unpaid Preferred Return with respect to all such shares, provided that such Preferred Return shall be paid in cash in an amount equal to the number of shares otherwise issuable for the Preferred Return multiplied by the Stated Value; plus (iii) any and all other amounts due and payable to the holders pursuant to the Certificate of Designation.

The Certificate of Designation also includes customary covenants and events of default, including a covenant that the Company will not, without the prior written consent of the holders of at least a majority of the outstanding shares of Series E Convertible Preferred Stock: (i) issue, incur or guaranty any debt or additional Liabilities (as defined in the Certificate of Designation) other than (a) trade payables incurred in the ordinary course of business, (b) indebtedness or Liabilities incurred pursuant to equipment leases, purchase money financings, or capital leases entered into in the ordinary course of business, (c) indebtedness or Liabilities incurred in connection with bona fide commercial banking or credit card arrangements on customary terms, or (d) intercompany indebtedness; or (ii) issue (a) any shares of Common Stock, Preferred Stock or any option, warrant, or right to subscribe for, acquire or purchase shares of Common Stock or Preferred Stock, or (b) any securities that are convertible into or exchangeable for shares of Common Stock or any class or series of Preferred Stock, subject to certain exceptions set forth in the Certificate of Designation.

Completion of Direct Listing

On February 19, 2026, the Company’s Common Stock began trading on the Nasdaq Capital Market, which is the “Initial Listing Date” referred to above. The Initial Registration Statement relating to such direct listing was declared effective by the SEC on February 17, 2026. The “Nasdaq Price” referred to above was $11.42. Accordingly, (i) the secured convertible promissory notes referred to above (see Note 6) have a conversion price of $6.80, (ii) the warrants issued in connection with such secured convertible promissory notes (see Notes 6 and 9) are exercisable for 62,500 shares of Common Stock at an exercise price of $8.16 and expire on February 28, 2027, (iii) the shares of Series E Convertible Preferred Stock have a conversion price of $11.42 and (iv) the Preferred Warrant (see Notes 8 and 9) is exercise for 3,502,627 shares of Common Stock at an exercise price of $11.42. Subsequent to the Initial Listing Date, a Trigger Event (as defined in the Certificate of Designation) occurred. Accordingly, the conversion price of the Series E Convertible Preferred Stock is equal to the lower of $11.42 and a price equal to 89% of the lowest daily volume weighted average price of the Common Stock on its principal market during the ten (10) trading day period prior to the conversion date, subject to a floor price equal to 20% of the “Minimum Price” as defined in Nasdaq Rule 5635.

Additional Closing of Private Placement

On February 19, 2026, the Company completed the second closing under the Preferred Purchase Agreement (see Note 8) and issued 5,000 shares of Series E Convertible Preferred Stock and the Preferred Warrant to the Investor for a purchase price of $5,000,000, less fees of $25,000.

In connection with such closing, the Company paid Maxim a fee of $300,000 and issued a Placement Agent Warrant to Maxim for the purchase of 24,057 shares of Common Stock at an exercise price of $13.704.

Conversion of Preferred Stock

On February 19, 2026, in connection with the Company’s direct listing on Nasdaq, (i) an aggregate of 846,368 shares of Series A Preferred Stock were converted into an aggregate of 846,368 shares of Common Stock, (ii) an aggregate of 651,465 shares of Series A-1 Preferred Stock were converted into an aggregate of 651,465 shares of Common Stock, (iii) an aggregate of 442,402 shares of Series A-2 Preferred Stock were converted into an aggregate of 442,402 shares of Common Stock, (iv) an aggregate of 1,471,487 shares of Series B Preferred Stock were converted into an aggregate of 1,471,487 shares of Common Stock, (v) an aggregate of 1,204,040 shares of Series C Preferred Stock were converted into an aggregate of 1,204,040 shares of Common Stock and (vi) an aggregate of 101,565 shares of Series D Preferred Stock were converted into an aggregate of 101,565 shares of Common Stock.

Conversion of Convertible Promissory Notes – Private Placement

On February 19, 2026, all principal and accrued interest in the aggregate amount of $73,857 due under the convertible promissory notes described in Note 6 under “Convertible Promissory Notes - Private Placement” was converted into an aggregate of 14,151 shares of Common Stock.

Conversion of Convertible Promissory Notes – Equity Crowdfunding

On February 25, 2026, all principal and accrued interest in the aggregate amount of $760,955 due under the convertible promissory notes described in Note 6 under “Convertible Promissory Notes - Equity Crowdfunding” was converted into an aggregate of 91,535 shares of Common Stock.

Issuance of Common Stock

On February 19, 2026, the Company issued 173,505 shares of Common Stock to Maxim pursuant to the Maxim Engagement Letter (see Note 8).

On March 2, 2026, the Company issued 4,193 shares of Common Stock to a service provider.